Average Annual Total Returns - Parnassus Endeavor Fund	May 01, 2021
Investor Shares
Average Annual Return:
1 Year	27.42%
5 Years	16.41%
10 Years	15.20%
Investor Shares | After Taxes on Distributions
Average Annual Return:
1 Year	27.12%
5 Years	15.16%
10 Years	13.67%
Investor Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.33%
5 Years	12.88%
10 Years	12.23%
Institutional Shares
Average Annual Return:
1 Year	27.72%
5 Years	16.67%
10 Years	15.35%
Inception Date	Apr. 30, 2015